Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 42,186	$ 50,611
Trade and other receivables	185	732
Inventory	93	229
Income taxes receivable	792	1,428
Prepaid expenses and other current assets	2,637	2,488
Total current assets	45,893	55,488
Non-current assets
Restricted cash equivalents	325	322
Property and equipment	265	216
Total non-current assets	591	538
Total assets	46,483	56,026
Current liabilities
Payables and accrued liabilities	3,572	3,828
Provisions	49	45
Income taxes payable	109	108
Deferred revenues (note 3)	202	2,949
Lease liabilities	145	114
Total current liabilities	4,077	7,044
Non-current liabilities
Deferred revenues (note 3)	1,580	1,684
Deferred gain	111	110
Lease liabilities	85	65
Employee future benefits (note 4)	11,381	11,159
Provisions	170	188
Total non-current liabilities	13,327	13,206
Total liabilities	17,404	20,250
Shareholders’ equity
Share capital (note 5)	293,410	293,410
Warrants	5,085	5,085
Contributed surplus	90,654	90,332
Deficit	(358,936)	(352,084)
Accumulated other comprehensive loss	(1,134)	(967)
Total Shareholders’ equity	29,079	35,776
Total liabilities and shareholders’ equity	$ 46,483	$ 56,026